Financial income and financial expense (Tables)	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Disclosure of Detailed Information about Financial Income
Financial income

in CHF thousands	2025	2024	2023
Interest income on financial assets held at amortized costs	1,522	3,384	4,279
Net foreign exchange gain	—	3,830	—
Total year ended December 31	1,522	7,214	4,279

Disclosure of Detailed Information about Financial Expense
Financial expense

in CHF thousands	2025	2024	2023
Net foreign exchange loss	(5,013)	—	(5,106)
Negative interest on financial assets held at amortized costs	—	(1)	—
Interest expense on leases	(18)	(24)	(34)
Other financial expenses	(15)	(13)	(15)
Total year ended December 31	(5,047)	(38)	(5,155)